Note 8 - Commitments and Contingencies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Corporate Office Lease [Member]
Lessee, Operating Lease, Term of Contract (Month)	12 months	12 months
Lessee, Operating Lease, Monthly Lease Payment	$ 1,300	$ 1,200
Minimum [Member]
General Product Liability Insurance	$ 5,000,000	$ 5,000,000